Trade accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Trade Accounts Receivable, Net

	12.31.2021	12.31.2020
Foreign customers	181.6	214.5
Brazilian Air Force	10.7	7.4
Domestic customers	27.4	40.0

	219.7	261.9
Allowance for doubtful accounts	(30.7)	(58.5)

	189.0	203.4

Summary of Past Due Accounts Receivable	The amounts and maturities of these trade accounts receivable are shown below:

	12.31.2021	12.31.2020
Current	193.8	190.9
Up to 90 days	16.4	20.9
From 91 to 180 days	2.0	8.4
More than 180 days	7.5	41.7

	219.7	261.9

Summary of Changes in Estimated Losses on Settlement
The following schedule presents the changes in the expected credit losses provision during the year:

	12.31.2021	12.31.2020	12.31.2019
Beginning balance	(58.5)	(11.1)	(45.0)
Additions/Reversal	(1.8)	(57.1)	(4.4)
Write-off	29.4	15.0	7.5
Reclassification*	—	29.6	—
Foreign exchange variation	0.2	(4.9)	0.8
Assets held for sale	—	(30.0)	30.0

Ending balance	(30.7)	(58.5)	(11.1)

*
Reclassification refers to transfer of expected credit losses provision recognized over trade accounts receivable overdue balances that were renegotiated with certain customers during 2020 and reclassified to the customer and commercial financing account in the consolidated statements of financial position.